Note 6 - Long-term Loans (Details Textual) $ in Thousands, ¥ in Millions			1 Months Ended	12 Months Ended
	May 03, 2020 USD ($)	Mar. 28, 2019 USD ($)	Jul. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 CNY (¥)	Mar. 28, 2019 CNY (¥)
Long-term Debt, Total					$ 2,167
Gain (Loss) on Extinguishment of Debt, Total				$ 635	$ (0)	$ (0)
Term Loan [Member] | China Construction Bank [Member]
Debt Instrument, Term (Year)		3 years
Long-term Debt, Total		$ 1,493		$ 1,569			¥ 10	¥ 10
Debt Instrument, Interest Rate, Stated Percentage				5.25%			5.25%
Paycheck Protection Program CARES Act [Member]
Debt Instrument, Term (Year)	2 years
Debt Instrument, Interest Rate, Stated Percentage	1.00%
Proceeds from Issuance of Long-term Debt, Total	$ 635
Paycheck Protection Program CARES Act [Member] | Other Nonoperating Income (Expense) [Member]
Gain (Loss) on Extinguishment of Debt, Total			$ 635